UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 1.8%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,089,430
6.00%, 6/01/39	1,000	1,074,740

		2,164,170

Arizona — 0.5%
State of Arizona, COP, Department of Administration, Series A (AGM):
5.25%, 10/01/28	465	473,523
5.00%, 10/01/29	125	123,938

		597,461

California — 10.9%
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,446,354
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,005,560
Election of 2008, Series C, 5.25%, 8/01/39	1,000	1,018,140
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,810	3,935,654
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/40	1,000	981,720
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,174,410
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,020,780
State of California, GO, Various Purpose (AGM), 5.00%, 6/01/32	3,000	2,964,960

		13,547,578

Colorado — 1.8%
Colorado Health Facilities Authority, RB, Hospital, NCMC Inc. Project, Series B (AGM), 6.00%, 5/15/26	1,425	1,572,901

Municipal Bonds	Par (000)	Value

Colorado (concluded)
Regional Transportation District, COP, Series A, 5.00%, 6/01/25 (a)	$600	$600,900

		2,173,801

Florida — 14.2%
City of Jacksonville Florida, RB (NPFGC), 5.00%, 10/01/31	5,000	5,007,750
City of Miami Florida, RB (NPFGC), 5.25%, 1/01/28	3,975	4,064,437
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	10,000	8,497,400

		17,569,587

Georgia — 3.2%
City of Atlanta Georgia, RB, General, Series A (AGM):
5.00%, 1/01/35	920	909,797
5.00%, 1/01/40	920	899,272
Georgia Higher Education Facilities Authority, RB, USG Real Estate III, Series A (AGC), 5.00%, 6/15/38	850	837,480
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,350	1,358,181

		4,004,730

Illinois — 12.0%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	745	803,654
Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,472,757
City of Chicago Illinois, GO, Refunding, Projects, Series A (AGM):
5.00%, 1/01/28	920	927,986
5.00%, 1/01/29	1,425	1,428,035
5.00%, 1/01/30	570	570,798
City of Chicago Illinois, RB, General, Third Lien, Series C (AGM):
5.25%, 1/01/30	1,000	1,026,110
5.25%, 1/01/35	820	830,603

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, Refunding RB, Second Lien (NPFGC), 5.50%, 1/01/30	$1,000	$1,074,740
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.25%, 2/01/28	1,560	1,605,380
5.25%, 2/01/35	1,250	1,261,700
State of Illinois, RB:
(AGM), 5.00%, 6/15/27	1,000	1,019,080
Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,823,290
Village of Schaumburg Illinois, GO, Series B (NPFGC), 5.00%, 12/01/38	1,000	998,500

		14,842,633

Indiana — 4.2%
Indiana Finance Authority, Refunding RB, Trinity Health, Series B, 4.50%, 12/01/37	3,000	2,653,530
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,558,620

		5,212,150

Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,125	1,174,444

Kentucky — 0.8%
Kentucky Municipal Power Agency, RB, Prairie State Project, Series A (BHAC), 5.25%, 9/01/42	1,000	1,012,950

Louisiana — 2.7%
Louisiana State Citizens Property Insurance Corp., RB, Series C-3 (AGC), 6.13%, 6/01/25	2,510	2,799,227
New Orleans Aviation Board Louisiana, Refunding (AGC), Restructuring GARB:
Series A-1, 6.00%, 1/01/23	375	420,311
Series A-2, 6.00%, 1/01/23	150	168,125

		3,387,663

Maine — 0.9%
City of Portland Maine, RB, General (AGM), 5.25%, 1/01/35	1,095	1,117,152

Michigan — 16.2%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,828,350
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	226,442
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,790	1,787,977
Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,500	1,772,310
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	4,750	4,850,082

Municipal Bonds	Par (000)	Value

Michigan (concluded)
City of Detroit Michigan, RB (concluded):
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	$2,330	$2,377,625
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	2,300	2,416,564
Senior Lien, Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,084,112
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	365	377,133
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	565	597,646
5.25%, 10/15/25	300	314,283
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,410,055

		20,042,579

Minnesota — 5.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,680	6,183,078

Mississippi — 1.6%
Mississippi Development Bank Special Obligation, Refunding RB, Jackson Mississippi Water and Sewer System (AGM), 5.00%, 9/01/34	2,000	1,988,840

Nevada — 1.9%
County of Clark Nevada, RB, Las Vegas- McCarran International Airport, Series A (AGC), 5.25%, 7/01/39	2,295	2,284,787

New Jersey — 5.0%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,106,860
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,366,157
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,613,335
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGC), 5.50%, 12/15/38	2,000	2,146,200

		6,232,552

New York — 2.9%
New York City Transitional Finance Authority, Fiscal 2009, RB:
Series S-3, 5.25%, 1/15/39	900	929,376
Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,701,319

		3,630,695

2	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio — 0.5%
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	$625	$619,669

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, Refunding RB, Sub-Series B-1 (AGM), 5.00%, 12/01/37	1,000	1,002,150

Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,350	1,462,387

Texas — 19.9%
City of Austin Texas, Refunding RB, Series A (AGM):
5.00%, 11/15/28	705	734,751
5.00%, 11/15/29	895	925,493
City of Dallas Texas, Refunding RB (AGC), 5.25%, 8/15/38	800	810,536
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	2,902,770
6.00%, 11/15/36	2,215	2,469,636
5.38%, 11/15/38	1,000	1,050,200
Frisco ISD Texas, GO, School Building (AGC):
5.38%, 8/15/39	1,415	1,481,477
5.50%, 8/15/41	3,365	3,562,727
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	560,275
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Project (AGC), 5.50%, 5/15/36	1,270	1,308,913
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	527,015
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,562,865
North Texas Tollway Authority, Refunding RB, System, First Tier, Series A:
(AGC), 5.75%, 1/01/40	1,500	1,552,800
(BHAC), 5.75%, 1/01/48	1,250	1,301,900
(NPFGC), 5.13%, 1/01/28	2,895	2,873,722
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,078,030

		24,703,110

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,625	1,630,574

Municipal Bonds	Par (000)	Value

Virginia — 0.9%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	$1,000	$1,123,870

Total Municipal Bonds – 111.2%		137,708,610

Municipal Bonds Transferred to Tender Option Bond Trusts (b)

Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,508,625

California — 2.1%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,559,425

District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	833,077

Florida — 25.9%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	3,930	3,988,871
County of Pinellas Florida, RB (AGM), 5.00%, 10/01/32	9,500	9,511,791
Florida State Board of Education, GO, Public Education, Series A (AGM), 5.00%, 6/01/27	9,000	9,349,650
Palm Beach County School District, COP, Refunding, Series D (AGM), 5.00%, 8/01/28	9,190	9,239,075

		32,089,387

Illinois — 5.0%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,001,158
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,148,100

		6,149,258

Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	959,270

Nevada — 1.7%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,000	2,180,180

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 37.4%		46,279,222

Total Long-Term Investments (Cost – $181,376,023) – 148.6%		183,987,832

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2010	3

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

FFI Institutional Tax-Exempt Fund, 0.15% (c)(d)	6,495,024	$6,495,024

Total Short-Term Securities (Cost – $6,495,024) – 5.2%		6,495,024

Total Investments (Cost – $187,871,047*) – 153.8%		190,482,856
Other Assets Less Liabilities – 1.2%		1,542,885
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (20.9)%		(25,891,554)
Preferred Shares, at Redemption Value – (34.1)%		(42,275,516)

Net Assets Applicable to Common Shares – 100.0%		$123,858,671

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$162,002,875

Gross unrealized appreciation	$5,171,503
Gross unrealized depreciation	(2,557,788)

Net unrealized appreciation	$2,613,715

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co.	$600,900	$7,002

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at November 30, 2010	Income

FFI Institutional Tax-Exempt Fund	1,211,264	5,283,760	6,495,024	$880

(d)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$183,987,832	—	$183,987,832
Short-Term Securities	$6,495,024	—	—	6,495,024

Total	$6,495,024	$183,987,832	—	$190,482,856

[1]	See above Schedule of Investments for values in each state or political subdivision.

4	BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2010

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 26, 2011